Contingent Assets and Liabilities, Provisions and Legal Obligations - Summary of Assets Pledged as Collateral for Lawsuits Involving Contingent Liabilities are Restricted or Deposited (Detail) - Guarantees Of Contingencies Provisions And Legal Obligations [Member] - BRL (R$)
R$ in Millions
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of contingent liabilities [line items]
Deposits in guarantee (Note 18a)	R$ 12,693	R$ 14,520
Investments fund quotas	987	1,148
Surety	4,012	3,223
Insurance bond	18,402	14,867
Guarantee by government securities	249	96
Total	36,343	R$ 33,854
Civil [Member]
Disclosure of contingent liabilities [line items]
Deposits in guarantee (Note 18a)	1,476
Investments fund quotas	600
Surety	65
Insurance bond	1,837
Guarantee by government securities	14
Total	3,992
Labour [Member]
Disclosure of contingent liabilities [line items]
Deposits in guarantee (Note 18a)	2,126
Investments fund quotas	303
Surety	69
Insurance bond	1,203
Guarantee by government securities	0
Total	3,701
Tax [Member]
Disclosure of contingent liabilities [line items]
Deposits in guarantee (Note 18a)	9,091
Investments fund quotas	84
Surety	3,878
Insurance bond	15,362
Guarantee by government securities	235
Total	R$ 28,650